CONSOLIDATED BALANCE SHEETS - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 1,187,459	$ 535,023
Account receivables	4,210,862	774,337
Contract assets	78,603	0
Deposits, prepaid expenses and other current assets	596,151	2,036,542
Inventory	867,446	1,033,452
Total current assets	6,940,521	4,379,354
Non-current assets
Intangible assets	1,546,856	1,072,615
Plant and equipment, net	47,528	26,642
Right-of-use assets	228,450	353,415
Total non-current assets	1,822,834	1,452,672
TOTAL ASSETS	8,763,355	5,832,026
Current liabilities
Account payables	495,877	316,517
Accruals and other current liabilities	786,667	950,255
Other payables - related parties	388,538	758,226
Contract liabilities	1,838,184	385,838
Bank loans - current	754,024	1,184,823
Lease liabilities - current	93,000	102,402
Income tax payable	239,930	316,456
Total current liabilities	4,596,220	4,014,517
Non-current liabilities
Bank loans - non-current	521,601	1,277,431
Lease liabilities - non-current	98,876	217,037
Total non-current liabilities	620,477	1,494,468
TOTAL LIABILITIES	5,216,697	5,508,985
SHAREHOLDERS' EQUITY
Ordinary shares, US$0.0001 par value, 500,000,000 shares authorized, 14,463,661 issued and outstanding and 16,225,961 issued and outstanding as of December 31, 2022 and December 31, 2023 respectively	2,060	2,060
Additional paid-in capital	14,243,630	3,447,940
Accumulated deficit	(10,697,832)	(3,126,959)
Accumulated other comprehensive loss	(1,200)	0
Total shareholders' equity	3,546,658	323,041
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 8,763,355	$ 5,832,026